Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Unrealized losses on securities, net of tax	$ 2,327	$ 1,714	$ 292